J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Discovery Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 21, 2017

to the Summary Prospectuses and

Prospectuses dated March 1, 2017, as supplemented

Effective immediately, James Campbell is on personal leave and will not be involved in the day to day management of the JPMorgan International Discovery Fund (the “Fund”). During the time Mr. Campbell is on leave, Francesco Conte will lead the J.P. Morgan Investment Management Inc. portfolio management team and Mark Davids will continue to lead the JF International Management Inc. portfolio management team.

Therefore, effective immediately, the portfolio manager information for this Fund in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Francesco Conte	2015	Managing Director
Georgina Brittain	2015	Managing Director

Investment Sub-Adviser

JF International Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Mark Davids	2015	Managing Director
Oliver R. Cox	2015	Executive Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers — International Discovery Fund” is hereby deleted in its entirety and replaced by the following:

International Discovery Fund

The portfolio management team is led by Francesco Conte and Mark Davids, each a Managing Director. Mr. Conte is a senior portfolio manager for European small companies funds within the European Equity Group. Mr. Davids is a regional specialist for Asia Pacific Behavioral Finance and head of the Team with the Emerging Markets and Asia Pacific Equity Team. He is a CFA charterholder. Working with Mr. Conte is Georgina Brittain. Ms. Brittain, a Managing Director, is a senior portfolio manager for small and midcap funds within the European Equity Group. Working with Mr. Davids is Oliver R. Cox. Mr. Cox, an Executive Director, is the portfolio manager for Japan equities and a member of both the Asia Pacific Behavioral Finance Team and Japan Team within the Emerging Markets and Asia Pacific Equities Team.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-ID-317

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Discovery Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 21, 2017

to the Statement of Additional Information

dated March 1, 2017, as supplemented

Effective immediately, James Campbell is on personal leave and will not be involved in the day to day management of the JPMorgan International Discovery Fund (the “Fund”). During the time Mr. Campbell is on leave, Francesco Conte will lead the J.P. Morgan Investment Management Inc. portfolio management team and Mark Davids will continue to lead the JF International Management Inc. portfolio management team.

Therefore, effective immediately, the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Discovery Fund
Mark Davids	1	$3,922	8	$1,825,989	0	$0
Francesco Conte	3	616,904,369	4	1,431,218,257	0	0
Georgina Brittain	0	0	6	1,113,709,259	3	209,510,208
Oliver R. Cox	0	0	0	0	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Discovery Fund
Mark Davids	0	$0	0	$0	1	$201,716
Francesco Conte	0	0	1	363,245,282	0	0
Georgina Brittain	0	0	1	363,245,282	0	0
Oliver R. Cox	0	0	0	0	0	0

SUP-SAI-ID-317

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2016:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Discovery Fund
Mark Davids	X
Francesco Conte					X
Georgina Brittain					X
Oliver R. Cox	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE